Taxation - Deferred tax assets on losses (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income tax expense
Unused Tax Losses Available for Carryforward	€ 117,550	€ 126,660
Previously unrecognised deferred tax asset losses	708	45	€ 14
Unremitted earnings of subsidiaries for which no deferred tax liability has been recognised	8,599	7,522
Reversal of previous impairments	74	699
Deferred tax liability	520	2,095
Losses for which no deferred tax is recognised	37,424	39,752
Deferred tax assets	19,089	21,569
Treasury items and other items
Income tax expense
Deductible temporary differences for which no deferred tax asset is recognised	2,365	2,092
Not later than sixty years
Income tax expense
Previously unrecognised deferred tax asset losses	699
Luxembourg
Income tax expense
Unused Tax Losses Available for Carryforward	65,348	72,552
Unused tax losses expired for which no deferred tax asset recognized	13,298	12,975
Reversal of previous impairments	(6,000)	(9,000)	€ (12,000)
Losses for which no deferred tax is recognised	9,136	9,136
Luxembourg | Tax losses
Income tax expense
Deferred tax assets	16,298	17,394
Luxembourg | Tax losses on tax deductible impairments following the 2017 Luxembourg tax reform
Income tax expense
Deferred tax assets	€ 0
Extension of forecast utilisation timeframe in periods where tax losses are not utilised	1 year
Luxembourg | Not later than 10 years
Income tax expense
Deferred tax assets	€ 3,546	2,881
Luxembourg | Not later than 20 years
Income tax expense
Losses for which no deferred tax is recognised		4,891
Deferred tax assets	6,953
Germany
Income tax expense
Unused Tax Losses Available for Carryforward	13,955	16,296
Germany | Tax losses
Income tax expense
Deferred tax assets	2,170	2,529
Spain
Income tax expense
Losses for which no deferred tax is recognised	4,627	4,334
Spain | Tax losses
Income tax expense
Deferred tax assets	0
UK
Income tax expense
Tax losses arising from subsidiaries for offset against future capital gains	8,444	8,285
UK | Tax losses that can only be offset against future capital gains
Income tax expense
Deferred tax assets	0
Italy
Income tax expense
Deferred tax assets	411	162
Italy | Tax losses
Income tax expense
Deferred tax assets	€ 71	€ 27
Minimum | Luxembourg
Income tax expense
Utilisation period of tax losses (in years)	45 years
Percentage of change in forecast income (as a percent)	5.00%
Change in tax losses utilisation period (in years)	2 years
Impairment loss expiration period	12 years
Minimum | Luxembourg | Internal financing, centralised procurement, and international roaming activities
Income tax expense
Annual taxable profit consistently generated	€ 1,000
Minimum | Germany
Income tax expense
Utilisation period of tax losses (in years)	4 years
Percentage of change in forecast income (as a percent)	5.00%
Change in tax losses utilisation period (in years)	1 year
Maximum | Luxembourg
Income tax expense
Utilisation period of tax losses (in years)	48 years
Percentage of change in forecast income (as a percent)	10.00%
Change in tax losses utilisation period (in years)	5 years
Impairment loss expiration period	17 years
Maximum | Germany
Income tax expense
Utilisation period of tax losses (in years)	8 years
Percentage of change in forecast income (as a percent)	10.00%